Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 31,241	¥ 30,889	¥ 29,367
Interest cost	5,419	5,689	8,238
Expected return on plan assets	(21,983)	(20,493)	(19,443)
Amortization of prior service credit	(13,001)	(12,860)	(13,230)
Amortization of actuarial loss	11,900	14,220	10,944
(Gain) loss on curtailments and settlements		(63)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	13,576	17,382	15,876
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	7,982	6,962	6,816
Interest cost	8,691	8,691	8,792
Expected return on plan assets	(12,601)	(10,722)	(10,012)
Amortization of prior service credit	(217)	(83)	85
Amortization of actuarial loss	5,108	5,747	2,185
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	¥ 8,963	¥ 10,595	¥ 7,866